Capital and Other Components of Equity (Details 2) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other components of equity [Line Items]
Related tax	$ 472,302	$ 230,202
AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning sss	777,297	6,015,336	$ 5,813,709
Foreign operations - foreign currency translation differences	(1,882,545)	(5,510,836)	405,731
Effective portion of changes in fair value of cash flow hedges	(21,992)	7,199	(3,647)
Net change in fair value of available-for-sale financial assets	1,146,422	769,410	(521,173)
Equity-accounted investees - share of other comprehensive income	(62,327)	(344,744)	492,615
Realized gain on sales of securities reclassified to profit or loss		(268,725)	(174,562)
Related tax	299,207	109,657	2,663
Balance ending	256,062	777,297	6,015,336
Cumulative translation differences | AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning sss	531,006	6,540,196	5,766,162
Foreign operations - foreign currency translation differences	(1,882,545)	(5,510,836)	405,731
Effective portion of changes in fair value of cash flow hedges	0	0	0
Net change in fair value of available-for-sale financial assets	0	0	0
Equity-accounted investees - share of other comprehensive income	(68,637)	(342,162)	470,545
Realized gain on sales of securities reclassified to profit or loss		(265,849)	(104,905)
Related tax	299,207	109,657	2,663
Balance ending	(1,120,969)	531,006	6,540,196
Unrealized gains (losses) on available-for-sale financial assets | AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning sss	224,299	(539,653)	29,107
Foreign operations - foreign currency translation differences	0	0	0
Effective portion of changes in fair value of cash flow hedges	0	0	0
Net change in fair value of available-for-sale financial assets	1,146,422	769,410	(521,173)
Equity-accounted investees - share of other comprehensive income	6,310	(2,582)	22,070
Realized gain on sales of securities reclassified to profit or loss		(2,876)	(69,657)
Related tax	0	0	0
Balance ending	1,377,031	224,299	(539,653)
Unrealized gains (losses) on cash flow hedges | AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning sss	21,992	14,793	18,440
Foreign operations - foreign currency translation differences	0	0	0
Effective portion of changes in fair value of cash flow hedges	(21,992)	7,199	(3,647)
Net change in fair value of available-for-sale financial assets	0	0	0
Equity-accounted investees - share of other comprehensive income	0	0	0
Realized gain on sales of securities reclassified to profit or loss		0	0
Related tax	0	0	0
Balance ending	$ 0	$ 21,992	$ 14,793